SCHEDULE OF BONDS PAYABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total convertible note	$ 9,000,000
Convertible Debt Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total convertible note	$ 9,000,000